FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS
NOTE 21 - FINANCIAL INSTRUMENTS
21.1 Financial assets and liabilities by categories

		At December 31,
		2020				2019
(in millions of Euros)	Notes	At amortized cost	At Fair Value through Profit and loss	At Fair Value through OCI	Total	At amortized cost	At Fair Value through Profit and loss	At Fair Value through OCI	Total
Cash and cash equivalents	13	439	—	—	439	184	—	—	184
Trade receivables	14	—	—	341	341	—	—	393	393
Other financial assets		3	40	14	57	—	29	—	29
Total		442	40	355	837	184	29	393	606

		At December 31,
		2020				2019
(in millions of Euros)	Notes	At amortized cost	At Fair Value through Profit and loss	At Fair Value through OCI	Total	At amortized cost	At Fair Value through Profit and loss	At Fair Value through OCI	Total
Trade payables and fixed assets payables	19	653	—	—	653	754	—	—	754
Borrowings	20	2,391	—	—	2,391	2,361	—	—	2,361
Other financial liabilities		—	85	2	87	—	44	14	58
Total		3,044	85	2	3,131	3,115	44	14	3,173
21.2 Fair values
The carrying value of the Group’s borrowings at maturity is the redemption value.
The fair value of Constellium SE Senior Notes issued in May 2014, February 2017, November 2017 and June 2020 account for 102%, 102%, 103% and 108% respectively of the nominal value and amount to €333 million, €543 million, €830 million and €285 million, respectively, at December 31, 2020.
All derivatives are presented at fair value in the Consolidated Statement of Financial Position. The fair values of the other financial assets and liabilities approximate their carrying values, as a result of their liquidity or short maturity.

	At December 31,
	2020			2019
(in millions of Euros)	Non-current	Current	Total	Non-current	Current	Total
Aluminium and premium future contracts	1	18	19	1	8	9
Other future contracts	1	1	2	—	—	—
Currency commercial contracts	16	17	33	5	12	17
Currency net debt derivatives	—	—	—	1	2	3
Margin call (A)	—	3	3	—	—	—
Other financial assets - derivatives	18	39	57	7	22	29

Aluminium and premium future contracts	3	6	9	4	10	14
Energy future contracts	—	—	—	—	1	1
Other future contracts	—	1	1	2	4	6
Currency commercial contracts	4	28	32	12	16	28
Currency net debt derivatives	34	11	45	5	4	9
Other financial liabilities - derivatives	41	46	87	23	35	58
(A) At December 31, 2020, the €3 million margin call asset position was related to foreign currency derivatives.
21.3 Valuation hierarchy
The following table provides an analysis of financial instruments measured at fair value, grouped into levels based on the degree to which the fair value is observable:
•Level 1 is based on a quoted price (unadjusted) in active markets for identical financial instruments. Level 1 includes aluminium, copper and zinc futures that are traded on the LME.
•Level 2 is based on inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly (i.e. prices) or indirectly (i.e. derived from prices). Level 2 includes foreign exchange derivatives. The present value of future cash flows based on the forward or on the spot exchange rates at the balance sheet date is used to value foreign exchange derivatives.
•Level 3 is based on inputs for the asset or liability that are not based on observable market data (unobservable inputs). Trade receivables are classified as a Level 3 measurement under the fair value hierarchy.

	At December 31,
	2020				2019
(in millions of Euros)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other financial assets - derivatives	20	37	—	57	8	21	—	29
Other financial liabilities - derivatives	9	78	—	87	19	39	—	58
There was no material transfer of asset and liability categories into or out of Level 1, Level 2 or Level 3 during the years ended December 31, 2020 and 2019.